FAIR VALUE OF FINANCIAL INSTRUMENTS AND FAIR VALUE MEASUREMENTS (Tables)	12 Months Ended
Oct. 28, 2018
Fair Value Disclosures [Abstract]
Fair value of financial instruments not currently recognized at fair value
The fair values of the remaining financial instruments not currently recognized at fair value on our consolidated balance sheets at the respective fiscal year ends were (in thousands):

	October 28, 2018		October 29, 2017
	Carrying Amount	Fair Value	Carrying Amount	Fair Value
Term loan credit facility, due February 2025 and June 2022, respectively	$412,925	$412,409	$144,147	$144,147
8.25% senior notes, due January 2023	—	—	250,000	267,500

Schedule of fair value of assets and liabilities, by type
The following tables summarize information regarding our financial assets and liabilities that are measured at fair value on a recurring basis as of October 28, 2018 and October 29, 2017, segregated by level of the valuation inputs within the fair value hierarchy utilized to measure fair value (in thousands):

	Recurring fair value measurements
	October 28, 2018
	Level 1	Level 2	Level 3	Total
Assets:
Short-term investments in deferred compensation plan(1):
Money market	$369	$—	$—	$369
Mutual funds – Growth	1,118	—	—	1,118
Mutual funds – Blend	2,045	—	—	2,045
Mutual funds – Foreign blend	812	—	—	812
Mutual funds – Fixed income	—	941	—	941
Total short-term investments in deferred compensation plan	4,344	941	—	5,285
Total assets	$4,344	$941	$—	$5,285

Liabilities:
Deferred compensation plan liability	$—	$4,639	$—	$4,639
Total liabilities	$—	$4,639	$—	$4,639

	Recurring fair value measurements
	October 29, 2017
	Level 1	Level 2	Level 3	Total
Assets:
Short-term investments in deferred compensation plan(1):
Money market	$1,114	$—	$—	$1,114
Mutual funds – Growth	958	—	—	958
Mutual funds – Blend	1,948	—	—	1,948
Mutual funds – Foreign blend	915	—	—	915
Mutual funds – Fixed income	—	1,546	—	1,546
Total short-term investments in deferred compensation plan	4,935	1,546	—	6,481
Total assets	$4,935	$1,546	$—	$6,481

Liabilities:
Deferred compensation plan liability	$—	$4,923	$—	$4,923
Total liabilities	$—	$4,923	$—	$4,923

(1)	The unrealized holding gain (loss) was insignificant for the fiscal years ended October 28, 2018 and October 29, 2017.